Customer Acquisition Payable	12 Months Ended
Mar. 31, 2022
Disclosure Of Customer Acquisition Payables Explanatory Abstract
CUSTOMER ACQUISITION PAYABLE

NOTE 15 — CUSTOMER ACQUISITION PAYABLE

Customer Acquisition Payable consist of the following:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Customer acquisition payable to Reachnet*	$58,293,330	$60,447,930
Customer acquisition payable to Reachnet, current portion	(29,146,665)	(30,223,965)
Customer acquisition payable to Reachnet, non-current portion	$29,146,665	$30,223,965

*	The Group has acquired customers from Reachnet Cable Services Private Limited (“Reachnet”), through an Agreement to Acquire Customers dated June 21, 2019, and the income entitlement rights from April 1, 2019, for a consideration of approximately $59 million. The Company intend to settle 50% of the payment obligation of Reachnet under the contract on or before March 31, 2023 and the remaining 50% on or before March 31, 2024. Refer to Note 23 on Acquisition of Customers.